Document and Entity Information	Mar. 31, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001305253
Document Type	8-K
Document Period End Date	Mar. 31, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-36183
Entity Tax Identification Number	33-0971591
Entity Registrant Name	Eiger BioPharmaceuticals, Inc.
Entity Address, Address Line One	Eiger BioPharmaceuticals
Entity Address, Address Line Two	Inc.
Entity Address, Address Line Three	2155 Park Blvd.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	272-6138
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	EIGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false